CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Share Premium		(Accumulated Deficit)/Retained Earnings		Accumulated Other Comprehensive (Loss)/Income	Equity Attributable to Shareholders of the Company	Non-controlling Interest
Beginning balance (shares) at Mar. 31, 2022			90,000,000
Beginning balance at Mar. 31, 2022		$ 8,182				$ (80,576)		$ (2,143)	$ 7,281	$ 901
Beginning balance at Mar. 31, 2022			$ 90,000
Total comprehensive income for the period:
Profit for the period		12,422				11,647	[1]		11,647	775
Other comprehensive income
Foreign currency translation adjustments		8						(26)	(26)	34
Defined benefit plan remeasurements		(20)						(19)	(19)	(1)
Total comprehensive income		12,410				11,647	[1]	(45)	11,602	808
Contributions
Capital contribution, shares			12,756,000
Capital contribution		13,551	$ 12,756	$ 795					13,551
Total transactions with owners of the company, shares			12,756,000
Total transactions with owners of the Company		13,551	$ 12,756	795					13,551
Ending balance (shares) at Mar. 31, 2023			102,756,000
Ending balance at Mar. 31, 2023		34,143		795		(68,929)		(2,188)	32,434	1,709
Ending balance at Mar. 31, 2023			$ 102,756
Total comprehensive income for the period:
Profit for the period		2,375				1,867	[1]		1,867	508
Other comprehensive income
Foreign currency translation adjustments		(610)						(548)	(548)	(62)
Defined benefit plan remeasurements		(9)						(9)	(9)
Total comprehensive income		1,756				1,867	[1]	(557)	1,310	446
Ending balance (shares) at Jun. 15, 2023			102,756,000
Ending balance at Jun. 15, 2023		35,899		795		(67,062)		(2,745)	33,744	2,155
Ending balance at Jun. 15, 2023			$ 102,756
Total comprehensive income for the period:
Profit for the period		82,088
Other comprehensive income
Defined benefit plan remeasurements		(33)
Total comprehensive income		$ 80,354
Ending balance (shares) at Mar. 31, 2024		36,900,000	36,900,000
Ending balance at Mar. 31, 2024		$ 80,354		67,648		13,818		(4,441)	77,029	3,325
Ending balance at Mar. 31, 2024			$ 4
Beginning balance (shares) at Jun. 16, 2023	[1]		36,900,000
Beginning balance at Jun. 16, 2023	[1]			67,648		(67,062)		(2,745)	(2,155)	2,155
Beginning balance at Jun. 16, 2023	[1]		$ 4
Total comprehensive income for the period:
Profit for the period		82,088				80,880			80,880	1,208
Other comprehensive income
Foreign currency translation adjustments		(1,701)						(1,665)	(1,665)	(36)
Defined benefit plan remeasurements		(33)						(31)	(31)	(2)
Total comprehensive income		$ 80,354				80,880		(1,696)	79,184	1,170
Ending balance (shares) at Mar. 31, 2024		36,900,000	36,900,000
Ending balance at Mar. 31, 2024		$ 80,354		67,648		13,818		(4,441)	77,029	3,325
Ending balance at Mar. 31, 2024			$ 4
Total comprehensive income for the period:
Profit for the period		46,977				44,816			44,816	2,161
Other comprehensive income
Foreign currency translation adjustments		2,258						2,046	2,046	212
Defined benefit plan remeasurements		(2)						(2)	(2)
Total comprehensive income		49,233				44,816		2,044	46,860	2,373
Contributions
Conversion of convertible notes, shares			1,845,000
Conversion of convertible notes		5,000		5,000	[2]				5,000
Total transactions with owners of the company, shares			1,845,000
Total transactions with owners of the Company		$ 5,000		5,000					5,000
Ending balance (shares) at Mar. 31, 2025		38,745,000	38,745,000
Ending balance at Mar. 31, 2025		$ 134,587		$ 72,648		$ 58,634		$ (2,397)	$ 128,889	$ 5,698
Ending balance at Mar. 31, 2025			$ 4

[1]

** The bargain purchase gain of $49.4M was excluded from the opening balance of the Successor’s equity on June 16, 2023 as it was included in the net profit of the Successor for the period from June 16, 2023 to March 31, 2024.

[2]	On February 5, 2024 and February 9, 2024, the Successor entered into the convertible note agreements (the “Convertible Note Agreements”) with RFWM VCC — RF Dynamic Fund and Vielink Asia Pte Ltd (the “holders”) respectively for a total principal sum of $5,000,000 at a 10% cumulative simple interest per annum effective on April 5, 2024. On September 30, 2024, pursuant to the convertible note agreements, the holders converted the total principal amount of $5,000,000 of the notes issued into 750 Ordinary Shares of the Successor (1,845,000 Ordinary Shares after considering the Company's reorganization process on October 23, 2024 to facilitate the initial public offering). Information about the events impacting the share capital is disclosed in Note 13.